Parent Entity Financial Information	12 Months Ended
Jun. 30, 2026
Parent Entity Financial Information [Abstract]
Parent entity financial information

Note 21. Parent entity financial information

The individual financial statements for the parent entity show the following aggregate amounts:

	2026 A$	2025 A$
Balance sheet
Current assets	12,966,932	8,999,353
Non-current assets	634,318	1,437,917
Total assets	13,601,250	10,437,270

Current liabilities	1,764,010	1,964,914
Non-current liabilities	222,185	94,577
Total liabilities	1,986,195	2,059,491

Shareholders’ equity
Share capital	95,655,688	88,872,756
Reserves	350,063	1,526,386
Accumulated losses	(84,390,696)	(82,021,363)
	11,615,055	8,377,779
Loss for the year	3,521,009	5,132,279
Total comprehensive loss	3,521,009	5,132,279

(b)	Guarantees entered into by the parent entity

The parent entity has not entered into any guarantees in relation to debts of its subsidiaries in the year ended 30 June 2026 (2025: Nil).

(c)	Contingent liabilities of the parent entity

The parent entity did not have any contingent liabilities as at 30 June 2026 or 30 June 2025.

(d)	Contractual commitments for the acquisition of property, plant or equipment

The parent entity has not entered into any contractual commitments for the acquisition of property, plant or equipment in the year ended 30 June 2026 (2025: Nil).

(e)	Determining the parent entity financial information

The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements, except as set out below.

(i)	Investments in subsidiaries

Investments in subsidiaries are accounted for at cost in the financial statements of Immuron Limited.

(ii)	Intercompany loan

Total comprehensive loss of the parent entity includes the fully impaired intercompany loan.